Investment in a Joint Venture - Schedule of Investment in a Joint Venture (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Investment in a Joint Venture [Abstract]
Share of net assets	¥ 33,030	$ 4,723	¥ 32,717